Goodwill and Intangibles - Summary of Carrying Value of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Indefinite-Lived Intangible Assets	$ 701	$ 739
Trade names and trademarks [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Indefinite-Lived Intangible Assets	494	494
Refinery air and operating permits [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Indefinite-Lived Intangible Assets	$ 207	$ 245